UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                     811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS GLOBAL REAL ESTATE SECURITIES FUND
- DREYFUS LARGE CAP EQUITY FUND
- DREYFUS LARGE CAP GROWTH FUND
- DREYFUS LARGE CAP VALUE FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
March 31, 2010 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Australia--8.8%
CFS Retail Property Trust	464,650	799,474
Commonwealth Property Office Fund	1,292,780	1,073,619
Mirvac Group	1,205,370	1,631,509
Stockland	369,110	1,351,468
Westfield Group	334,230	3,698,877
		8,554,947
Austria--.5%
Conwert Immobilien Invest	37,740 a	468,449
Canada--4.1%
Allied Properties Real Estate Investment Trust	13,380	267,429
Brookfield Properties	54,830	844,867
Calloway Real Estate Investment Trust	21,180	442,306
Chartwell Seniors Housing Real Estate Investment Trust	194,170	1,386,041
RioCan Real Estate Investment Trust	55,180	1,004,014
		3,944,657
Finland--1.1%
Citycon	275,870	1,099,188
France--6.5%
Gecina	6,240	690,599
Klepierre	27,840	1,093,475
Mercialys	27,890	1,002,018
Unibail-Rodamco	17,260	3,496,853
		6,282,945
Hong Kong--17.2%
Agile Property Holdings	388,000	529,710
China Overseas Land & Investment	672,600	1,519,452
China Resources Land	360,000	782,664
Hang Lung Properties	400,000	1,612,519
Henderson Land Development	401,000	2,825,089
Hongkong Land Holdings	341,000	1,728,870
Hysan Development	217,000	627,446

New World Development	246,892	483,338
Shimao Property Holdings	288,000	529,689
Shui On Land	451,000	230,604
Sino Land	196,000	384,212
Sun Hung Kai Properties	363,000	5,460,721
		16,714,314
Japan--9.7%
Goldcrest	23,680	626,384
Kenedix Realty Investment	245	658,033
Mitsubishi Estate	159,000	2,602,096
Mitsui Fudosan	125,000	2,121,885
Mori Hills REIT Investment	205	450,171
Nippon Building Fund	106	912,718
Nomura Real Estate Office Fund	90	505,402
Sumitomo Realty & Development	81,000	1,541,331
		9,418,020
Singapore--4.4%
Allgreen Properties	851,000	723,893
Ascott Residence Trust	482,000	427,235
CapitaLand	826,000	2,344,058
Suntec Real Estate Investment Trust	572,000	547,897
Yanlord Land Group	130,000	173,773
		4,216,856
Sweden--.8%
Castellum	72,670	732,175
Switzerland--1.1%
PSP Swiss Property	16,252	1,043,494
United Kingdom--5.7%
Big Yellow Group	121,320 a	625,949
Derwent London	11,030	228,641
Great Portland Estates	166,720	795,423
Hammerson	220,810	1,318,199
Land Securities Group	177,610	1,827,363
London & Stamford Property	162,440	292,721
Segro	87,200	422,913
		5,511,209
United States--37.3%

AMB Property	25,980 b	707,695
American Tower, Cl. A	19,270 a	821,095
Boston Properties	24,550 b	1,852,052
Brandywine Realty Trust	70,990 b	866,788
Camden Property Trust	25,230 b	1,050,325
DiamondRock Hospitality	29,560 a	298,852
Digital Realty Trust	14,650 b	794,030
Duke Realty	81,820 b	1,014,568
Equity Residential	47,920 b	1,876,068
Essex Property Trust	13,210 b	1,188,240
Federal Realty Investment Trust	7,230 b	526,416
HCP	34,630 b	1,142,790
Home Properties	11,710 b	548,028
Host Hotels & Resorts	97,090 b	1,422,369
HRPT Properties Trust	52,190	406,038
Kilroy Realty	31,360 b	967,142
Kimco Realty	94,650 b	1,480,326
LaSalle Hotel Properties	14,420 b	335,986
Macerich	24,304 b	931,086
Nationwide Health Properties	17,810 b	626,021
Pebblebrook Hotel Trust	17,650	371,180
ProLogis	113,420 b	1,497,144
Public Storage	38,260 b	3,519,537
Regency Centers	26,030 b	975,344
Simon Property Group	53,400 b	4,480,260
SL Green Realty	14,760 b	845,305
Starwood Hotels & Resorts Worldwide	15,980	745,307
Sunstone Hotel Investors	28,670 a	320,244
Taubman Centers	11,510 b	459,479
UDR	44,630	787,273
Ventas	24,950 b	1,184,626
Vornado Realty Trust	28,180 b	2,133,226
		36,174,840
Total Common Stocks
(cost $86,642,083)		94,161,094

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,760,000)	2,760,000 c	2,760,000
Total Investments (cost $89,402,083)	100.0%	96,921,094
Cash and Receivables (Net)	.0%	5,903
Net Assets	100.0%	96,926,997

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $89,402,083. Net unrealized appreciation on investments was $7,519,011 of which $9,884,186 related to appreciated investment securities and $2,365,175 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Diversified REITs	30.8
Health Care	4.5
Hotels	4.0
Industrial	2.3
Multifamily	5.6
Office	13.3
Real Estate Services	7.4
Regional Malls	6.1
Residential	.7
Retail	12.1
Self Storage	4.3
Shopping Centers	4.4
Specialty	1.7
Money Market Investment	2.8
100.0
† Based on net assets.

See notes to financial statements.

100-465-65

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	36,174,840	-	-	36,174,840
Equity Securities - Foreign+	57,986,254		-	57,986,254
Mutual Funds	2,760,000	-	-	2,760,000

+ See Statement of Investments for country and industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--12.0%
Avon Products	73,990	2,506,041
Costco Wholesale	36,500	2,179,415
International Game Technology	114,550	2,113,448
Johnson Controls	95,150	3,138,999
Lowe's	101,110	2,450,906
Target	44,400	2,335,440
Wal-Mart Stores	47,050	2,615,980
Walt Disney	97,750	3,412,452
Yum! Brands	50,270	1,926,849
		22,679,530
Consumer Staples--7.5%
Colgate-Palmolive	21,720	1,851,847
Kellogg	33,000	1,763,190
Kraft Foods, Cl. A	65,440	1,978,906
PepsiCo	49,250	3,258,380
Philip Morris International	45,930	2,395,709
Procter & Gamble	43,995	2,783,564
		14,031,596
Energy--12.0%
Chevron	49,800	3,776,334
Exxon Mobil	80,690	5,404,616
Halliburton	88,400	2,663,492
Occidental Petroleum	22,860	1,932,584
Plains Exploration & Production	69,990 a	2,099,000
Schlumberger	40,630	2,578,380
Southwestern Energy	58,690 a	2,389,857
Valero Energy	91,700	1,806,490
		22,650,753
Financial--17.6%
ACE	35,330	1,847,759

Aflac	52,510	2,850,768
American Express	60,345	2,489,835
Citigroup	671,800 a	2,720,790
Hudson City Bancorp	120,160	1,701,466
Invesco	112,246	2,459,310
JPMorgan Chase & Co.	87,010	3,893,697
MasterCard, Cl. A	9,430	2,395,220
Morgan Stanley	63,240	1,852,300
PNC Financial Services Group	51,210	3,057,237
State Street	50,870	2,296,272
U.S. Bancorp	85,550	2,214,034
Wells Fargo & Co.	108,800	3,385,856
		33,164,544
Health Care--12.9%
Abbott Laboratories	43,380	2,285,258
Allergan	36,300	2,371,116
Cardinal Health	60,580	2,182,697
Covidien	40,730	2,047,904
Gilead Sciences	46,980 a	2,136,650
Johnson & Johnson	35,900	2,340,680
Medtronic	39,020	1,757,071
Merck & Co.	70,533	2,634,408
Pfizer	111,100	1,905,365
Teva Pharmaceutical Industries,
ADR	43,330	2,733,256
Thermo Fisher Scientific	35,240 a	1,812,746
		24,207,151
Industrial--11.5%
Caterpillar	37,940	2,384,529
Deere & Co.	31,300	1,861,098
Eaton	39,250	2,973,973
Emerson Electric	53,750	2,705,775
General Electric	173,730	3,161,886
Honeywell International	50,470	2,284,777
Union Pacific	46,100	3,379,130
United Technologies	38,370	2,824,416
		21,575,584

Information Technology--19.4%
Accenture, Cl. A	51,250	2,149,937
Apple	26,920 a	6,324,315
Cisco Systems	145,140 a	3,777,994
Corning	125,320	2,532,717
Google, Cl. A	7,010 a	3,974,740
Hewlett-Packard	57,030	3,031,145
Intel	194,380	4,326,899
International Business Machines	15,480	1,985,310
Marvell Technology Group	94,270 a	1,921,222
Microsoft	90,770	2,656,838
Research In Motion	22,670 a,b	1,676,447
Texas Instruments	88,230	2,158,988
		36,516,552
Materials--3.0%
Air Products & Chemicals	32,400	2,395,980
Freeport-McMoRan Copper & Gold	24,140	2,016,655
Monsanto	17,900	1,278,418
		5,691,053
Utilities--3.3%
AT & T	48,480	1,252,723
Questar	41,810	1,806,192
Sempra Energy	40,650	2,028,435
Verizon Communications	34,900	1,082,598
		6,169,948
Total Common Stocks
(cost $172,941,321)		186,686,711

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,419,000)	1,419,000 [c]	1,419,000

Total Investments (cost $174,360,321)	100.0%	188,105,711
Cash and Receivables (Net)	.0%	46,628
Net Assets	100.0%	188,152,339

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's security on loan is $1,508,802 and the total market value of the collateral held by the fund in U.S. Government and Agency securities is valued at $1,576,132.

c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $174,360,321.

Net unrealized appreciation on investments was $13,745,390 of which $23,174,424 related to appreciated investment securities and $9,429,034 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

   Level 1 - unadjusted quoted prices in active markets for identical investments.

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	182,277,008	-	-	182,277,008
Equity Securities - Foreign+	4,409,703	-	-	4,409,703
Mutual Funds	1,419,000	-	-	1,419,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--13.6%
Amazon.com	5,200 a	705,796
Costco Wholesale	21,300	1,271,823
International Game Technology	73,110	1,348,879
J Crew Group	20,100 a	922,590
Lowe's	61,150	1,482,276
McDonald's	11,260	751,267
Target	25,980	1,366,548
Wal-Mart Stores	41,540	2,309,624
Walt Disney	41,600	1,452,256
Yum! Brands	25,850	990,830
		12,601,889
Consumer Staples--10.5%
Avon Products	38,570	1,306,366
Coca-Cola	14,660	806,300
Colgate-Palmolive	12,160	1,036,762
Kellogg	24,070	1,286,060
PepsiCo	33,390	2,209,082
Philip Morris International	36,240	1,890,278
Procter & Gamble	18,920	1,197,068
		9,731,916
Energy--4.9%
Halliburton	36,000	1,084,680
Occidental Petroleum	10,850	917,259
Schlumberger	21,110	1,339,641
Southwestern Energy	30,510 a	1,242,367
		4,583,947
Financial--7.3%
American Express	23,205	957,438
Axis Capital Holdings	35,780	1,118,483
Host Hotels & Resorts	78,100 b	1,144,165
IntercontinentalExchange	8,100 a	908,658
Invesco	55,028	1,205,663
MasterCard, Cl. A	5,800	1,473,200

		6,807,607
Health Care--14.9%
Abbott Laboratories	21,200	1,116,816
Amgen	24,170 a	1,444,399
C.R. Bard	11,260	975,341
Cardinal Health	41,180	1,483,715
Celgene	14,280 a	884,789
Gilead Sciences	28,580 a	1,299,818
Johnson & Johnson	25,160	1,640,432
Medco Health Solutions	14,880 a	960,653
Medtronic	17,110	770,463
Merck & Co.	24,230	904,990
Teva Pharmaceutical Industries,
ADR	19,570	1,234,476
Thermo Fisher Scientific	21,170 a	1,088,985
		13,804,877
Information Technology--31.9%
Accenture, Cl. A	23,240	974,918
Apple	20,290 a	4,766,730
Cisco Systems	114,360 a	2,976,791
Cognizant Technology Solutions,
Cl. A	28,770 a	1,466,695
Corning	61,700	1,246,957
Google, Cl. A	5,420 a	3,073,194
Hewlett-Packard	38,150	2,027,672
Intel	108,050	2,405,193
International Business Machines	18,590	2,384,168
Marvell Technology Group	61,520 a	1,253,778
Microsoft	92,750	2,714,793
Research In Motion	12,460 a	921,417
Salesforce.com	21,460 a	1,597,697
Seagate Technology	47,200 a	861,872
Teradata	32,790 a	947,303
		29,619,178
Materials--3.5%
Cliffs Natural Resources	27,370	1,941,902
Praxair	15,560	1,291,480
		3,233,382
Producer Durables--11.1%
Caterpillar	28,010	1,760,429

Danaher	14,030	1,121,137
Honeywell International	39,070	1,768,699
Ingersoll-Rand	29,470	1,027,619
Parker Hannifin	22,490	1,456,003
Union Pacific	22,480	1,647,784
United Technologies	20,590	1,515,630
		10,297,301
Utilities--1.2%
Questar	26,300	1,136,160
Total Common Stocks
(cost $78,247,082)		91,816,257

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $447,000)	447,000 [c]	447,000

Total Investments (cost $78,694,082)	99.4%	92,263,257
Cash and Receivables (Net)	.6%	595,772
Net Assets	100.0%	92,859,029

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $78,694,082. Net unrealized appreciation on investments was $13,569,175 of which $14,920,890 related to appreciated investment securities and $1,351,715 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

   Level 1 - unadjusted quoted prices in active markets for identical investments.

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	89,660,364	-	-	89,660,364
Equity Securities - Foreign+	2,155,893	-	-	2,155,893
Mutual Funds	447,000	-	-	447,000

+   See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of

Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
March 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--11.4%
Best Buy	16,780	713,821
Carnival	31,340	1,218,499
Home Depot	62,040	2,006,994
Johnson Controls	38,550	1,271,765
News, Cl. A	84,920	1,223,697
Omnicom Group	43,730	1,697,161
Staples	21,250	497,038
Target	10,490	551,774
Time Warner	75,470	2,359,947
Toll Brothers	27,690 a	575,952
Walt Disney	16,400	572,524
		12,689,172
Consumer Staples--7.1%
Clorox	9,030	579,184
CVS Caremark	51,630	1,887,593
Kraft Foods, Cl. A	28,290	855,490
PepsiCo	41,810	2,766,150
Philip Morris International	20,080	1,047,373
Safeway	31,960	794,526
		7,930,316
Energy--17.4%
Anadarko Petroleum	7,910	576,085
Chevron	38,800	2,942,204
ConocoPhillips	41,310	2,113,833
EOG Resources	22,530	2,093,938
Exxon Mobil	28,630	1,917,637
Hess	21,030	1,315,426
Occidental Petroleum	64,060	5,415,632
Peabody Energy	16,170	738,969
Schlumberger	26,630	1,689,940

Valero Energy	28,310	557,707
		19,361,371
Financial--24.6%
ACE	9,800	512,540
Aflac	10,790	585,789
American Express	14,820	611,473
Ameriprise Financial	25,690	1,165,298
AON	19,350	826,438
Bank of America	203,970	3,640,864
Capital One Financial	8,520	352,813
Citigroup	313,840 a	1,271,052
Goldman Sachs Group	12,040	2,054,385
JPMorgan Chase & Co.	107,480	4,809,730
Marsh & McLennan	30,830	752,869
MetLife	41,170	1,784,308
Morgan Stanley	44,060	1,290,517
Prudential Financial	17,450	1,055,725
State Street	12,270	553,868
SunTrust Banks	24,800	664,392
Travelers	19,890	1,072,867
U.S. Bancorp	44,350	1,147,778
Wells Fargo & Co.	101,150	3,147,788
		27,300,494
Health Care--10.2%
AmerisourceBergen	19,150	553,818
Amgen	17,790 a	1,063,130
Covidien	24,060	1,209,737
Johnson & Johnson	8,480	552,896
McKesson	8,650	568,478
Merck & Co.	58,040	2,167,794
Pfizer	180,580	3,096,947
Thermo Fisher Scientific	11,290 a	580,758
UnitedHealth Group	15,230	497,564
Warner Chilcott, Cl. A	19,983 a	510,566
WellPoint	8,480 a	545,942
		11,347,630
Industrial--9.1%

Dover	18,080	845,240
Eaton	14,440	1,094,119
General Electric	210,550	3,832,010
Honeywell International	12,710	575,382
Raytheon	14,870	849,374
Republic Services	19,560	567,631
Tyco International	14,660	560,745
Union Pacific	24,190	1,773,127
		10,097,628
Information Technology--7.0%
AOL	21,066 a	532,548
Cisco Systems	68,240 a	1,776,287
EMC	32,930 a	594,057
Hewlett-Packard	31,370	1,667,316
Microsoft	70,580	2,065,877
Tyco Electronics	40,370	1,109,368
		7,745,453
Materials--3.6%
Air Products & Chemicals	6,870	508,036
CF Industries Holdings	5,800	528,844
Dow Chemical	35,670	1,054,762
Freeport-McMoRan Copper & Gold	13,040	1,089,362
International Paper	30,880	759,957
		3,940,961
Telecommunication Services--3.8%
AT & T	96,070	2,482,449
QUALCOMM	13,190	553,848
Vodafone Group, ADR	48,370 b	1,126,537
		4,162,834
Utilities--4.8%
Entergy	19,050	1,549,717
Exelon	13,080	573,035
FPL Group	16,590	801,795
PG & E	12,290	521,342
Questar	31,070	1,342,224
Southern	15,600	517,296
		5,305,409

Total Common Stocks
(cost $115,141,070)		109,881,268

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $81,000)	81,000 [c]	81,000

Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $233,201)	233,201 [c]	233,201

Total Investments (cost $115,455,271)	99.3%	110,195,469
Cash and Receivables (Net)	.7%	745,479
Net Assets	100.0%	110,940,948

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $228,685 and the total market value of the collateral held by the fund is $233,201.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $115,455,271.

Net unrealized depreciation on investments was $5,259,802 of which $5,976,304 related to appreciated investment securities and $11,236,106 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

   Level 1 - unadjusted quoted prices in active markets for identical investments.

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	108,754,731	-	-	108,754,731
Equity Securities - Foreign+	1,126,537	-	-	1,126,537
Mutual Funds	314,201	-	-	314,201

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)